Commitments and Contingencies - Collaboration Agreement and Litigation (Details) - USD ($)		9 Months Ended	12 Months Ended	21 Months Ended
	Jul. 29, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2023
Employee Severance | Maximum
Commitments and Contingencies
Aggregate amount of severance		$ 2,483,700	$ 2,483,700
Collaboration Agreement | The University of Texas M. D. Anderson Cancer Center ("MD Anderson")
Commitments and Contingencies
Collaboration agreement term	5 years
Amount the company has committed to pay	$ 10,000,000
Amount the company has committed to pay in year one	500,000
Subsequent payments made in first anniversary	2,000,000
Subsequent payments made in second anniversary	2,500,000
Subsequent payments made in third anniversary	2,500,000
Subsequent payments made in fourth anniversary	$ 2,500,000
Total expenses incurred under the arrangement				$ 0